Credit Facilities - Summary of Company's Finance Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Finance Cost [abstract]
Average principal outstanding during period	$ 0	$ 19,506
Average effective interest rate during period		1.17%
Total interest expense incurred during period	0	$ 229
Costs related to undrawn credit facilities	5,262	5,313
Interest expense—lease liabilities	91	123
Letters of guarantee	233	152
Total finance costs	$ 5,586	$ 5,817	[1]

[1]	Presentation of historical figures have been revised to conform with current year classifications – see Note 2.